                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                     Supplement dated October 5, 2005
        to the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005

The following information replaces in its entirety the second paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES, OTHER SERVICE PROVIDERS - TRANSFER AGENT" in the Statement of Additional Information:

          "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, P, R, AIM Cash Reserves and Investor Class Shares, the TA Agreement provides that the Trust on the behalf of the Funds will pay AIS at a rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month."


The following information replaces in its entirety the last paragraph appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" in the Statement of Additional Information:

          "In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

          o    the reinvestment of dividends and distributions from a Fund;

          o    exchanges of shares of certain Funds;

          o the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc., or

          o    a merger, consolidation or acquisition of assets of a Fund."

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                  TRUSTEE
"NAME, YEAR OF BIRTH AND          AND/OR                                                               OTHER
POSITION(S) HELD WITH THE         OFFICER                                                        TRUSTEESHIP(S) HELD
       TRUST                       SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           BY TRUSTEE
-------------------------         -------      -------------------------------------------       -------------------
INDEPENDENT TRUSTEES


Raymond Stickel, Jr. - 1944       2005         Retired                                            None"
Trustee
                                               Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                            INSTITUTIONAL CLASSES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                        Supplement dated October 5, 2005
        to the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005 and July 6, 2005

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                  TRUSTEE
"NAME, YEAR OF BIRTH AND          AND/OR                                                               OTHER
POSITION(S) HELD WITH THE         OFFICER                                                        TRUSTEESHIP(S) HELD
        TRUST                      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           BY TRUSTEE
-------------------------         -------      -------------------------------------------       -------------------
INDEPENDENT TRUSTEES


Raymond Stickel, Jr. - 1944       2005         Retired                                            None"
Trustee                                        Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.